Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Employee Benefits
Schedule of assets and liabilities of the plan included in the accompanying consolidated balance sheets

	December 31,
	2013	2012
	(in millions)
Prepaid expenses and other (current assets)	$3.8	$3.1

Accrued liabilities and other (current liabilities)	$3.8	$3.1